Discontinued operations	12 Months Ended
Dec. 31, 2024
Discontinued operations
Discontinued operations

23. Discontinued operations

On February 8, 2024, the Group signed a non-binding term sheet with Perceptive Advisors related to the divestment of part of its business. On April 2, 2024, the sale became effective. The allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been divested to a new Swiss company, Neurosterix Pharma Sàrl that has received committed funding of USD 63 million from a syndicate of investors led by Perceptive Advisors (Perceptive Xontogeny Venture Fund II L.P, Perceptive Life Sciences Master Fund Ltd and Acorn Bioventures 2, L.P) (the “Neurosterix Transaction” or “Transaction”). As part of the Transaction, the Group received gross proceeds of CHF 5.0 million in cash and an equity interest representing 20% of Neurosterix US Holdings LLC (note 1). The Group retained its partnerships with Janssen Pharmaceuticals, Inc. and Indivior PLC, as well as unpartnered clinical stage assets including dipraglurant for Parkinson’s disease and post-stroke/TBI recovery and its preclinical GABAB PAM program for chronic cough. The Transaction includes the transfer of the associated R&D staff and infrastructure. As part of the Transaction, the Group and Neurosterix Pharma Sàrl entered into a service agreement which provides the Group with access to certain staff and infrastructure at zero cost to ensure the operation of the Group retained business.

As the allosteric modulator drug discovery technology platform and a portfolio of preclinical programs have been sold on April 2, 2024, such activities have been identified as discontinued operations for the year ended December 31, 2023 and for the period beginning on January 1, 2024 and terminating on April 1, 2024.

Financial performance of discontinued operations:

	2024	2023	2022
Other income	38,401	29,881	—
Research and development	(1,337,936)	(5,716,857)	(6,417,258)
General and administration	(673,259)	(2,351,356)	(3,562,048)
Total operating costs	(2,011,195)	(8,068,213)	(9,979,306)

Operating loss	(1,972,794)	(8,038,332)	(9,979,306)

Finance expense	(5,672)	(17,742)	(20,951)
Net loss before tax	(1,978,466)	(8,056,074)	(10,000,257)
Income tax expense	—	—	—
Net loss from discontinued operations	(1,978,466)	(8,056,074)	(10,000,257)
Net gain / (loss) of the sale of activities after income tax	13,943,595	—	—
Total net gain / (loss) from Discontinued operations	11,965,129	(8,056,074)	(10,000,257)

Operating costs of discontinued operations:

	2024	2023	2022
Staff costs	1,422,182	5,138,331	6,800,016
Depreciation	67,422	294,200	314,330
External research and development cost	333,278	1,805,708	2,146,264
Laboratory consumables	17,735	331,279	319,305
Patent maintenance and registration costs	62,563	140,906	52,056
Professional fees	38,271	—	6,626
Short-term leases	8,329	35,130	29,974
Other operating costs	61,415	322,659	310,735
Total discontinued operating costs	2,011,195	8,068,213	9,979,306

Discontinued operating costs are primarily driven by staff and external research and development costs.

Cash flows of discontinued operations:

	2024	2023	2022
Net profit / (loss) from discontinued operations	11,965,129	(8,056,074)	(10,000,257)
Adjustments for:
Net gain on Neurosterix Transaction	(13,943,595)	—	—
Value of share-based services	327,681	1,514,267	3,004,365
Post-employment benefits	(27,338)	(61,238)	(13,664)
Depreciation	67,422	294,200	314,330
Net gain related to lease modifications	—	(318)	—
Finance cost net	5,672	17,742	20,237
Decrease / (increase) in trade and other receivables	12,702	111,829	5,576
Decrease / (increase) in prepayments	(151,695)	26,065	35,724
Increase in other current assets	(7,967)	—	—
Increase / (decrease) in payables and accruals	(811,126)	5,059	(48,407)
Increase / (decrease) in deferred income	(38,401)	324,210	—
Net cash flow used in operating activities	(2,601,516)	(5,824,258)	(6,682,096)

Net cash flow from / (used in) investing activities
Cash received from Neurosterix Transaction	5,119,754	—	—
Legal fees paid for Neurosterix Transaction	(473,270)	—	—
Purchase of property, plant and equipment	—	(6,842)	(581)
Net cash from / (used) in investing activities	4,646,484	(6,842)	(581)

Cash flows used in financing activities
Principal element of lease payment	(63,772)	(270,294)	(277,138)
Interest paid	(5,672)	(17,742)	(20,237)
Net cash used in financing activities	(69,444)	(288,036)	(297,375)

Net cash from / (used in) discontinued activities	1,975,524	(6,119,136)	(6,980,052)

Net cash flow from discontinued activities amounts to CHF 2.0 million for the year ended December 31, 2024 and includes gross proceeds of CHF 5.0 million from the sale of activities partially offset by the net cash flow used in discontinued operating activities for CHF 2.6 million and legal fees of CHF 0.5 million paid for Neurosterix Transaction.

Details of the net gain of the sale of activities:

2024
Consideration received
Cash in from Neurosterix Pharma Sàrl sale	5,000,000
Fair value of Neurosterix US Holdings LLC’s participation	9,428,400
Net gain on Neurosterix Pharma Sàrl derecognition (IFRS10)	539,250
Retirement benefit obligation of employees leaving the Group (IAS 19)	433,791
Fair value of service agreement	182,348
Net debt liabilities related to Neurosterix Pharma Sàrl (IFRS 16)	11,144
Total disposal consideration	15,594,933

Investment in Neurosterix Pharma Sàrl	(20,000)
Legal fees paid for Neurosterix Transaction	(473,269)
Accelerating vesting ESOP/DSPPP	(1,158,069)
Total costs related to activities sold	(1,651,338)

Net gain on sale before income tax	13,943,595

Income tax expense on gain	—
Net gain on sale after income tax	13,943,595

As of December 31, 2024, the net fair value of the sales of activities amounted to CHF 13.9 million including CHF 5.0 million in cash and CHF 9.4 million for the equity interest of 20% in Neurosterix US Holdings LLC.